Subsequent and relevant events (Details) R$ / shares in Units, $ / shares in Units, bbl in Millions, R$ in Millions, MBbls in Millions, $ in Millions, $ in Billions							1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 23, 2026 R$ / shares shares	Apr. 01, 2026 USD ($) installment	Mar. 19, 2026 BRL (R$)	Jan. 23, 2026 $ / bbl	Jan. 22, 2026 $ / bbl	Sep. 25, 2025 USD ($)	Mar. 25, 2026 USD ($)	Mar. 25, 2026 BRL (R$)	Mar. 27, 2026 COP ($) $ / shares	Dec. 31, 2028 item	Dec. 31, 2026 USD ($) item installment	Dec. 31, 2025 COP ($) MBbls bbl	Dec. 31, 2025 USD ($) MBbls bbl	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2026 BRL (R$)	Nov. 26, 2026
Subsequent and relevant events
Proceeds from loans and borrowings												$ 18,402		$ 27,155	$ 34,035
Dividends distributed												8,799		12,829
Repayment of loans and borrowings												$ 15,192		$ 26,158	$ 21,660
Brava Energia S.A.
Subsequent and relevant events
EBITDA													$ 806
Percentage of EBITDA margin												39.00%	39.00%
1P reserves are the oil and gas | bbl												459	459
Average volume of hydrocarbons | MBbls												81	81
Application of new decree on taxes
Subsequent and relevant events
Applicable special tax rate												(1.00%)	(1.00%)
Shareholders' General Assembly in Ecopetrol S.A.
Subsequent and relevant events
Dividends distributed									$ 4,975
Dividends recognised as distributions to owners per share | $ / shares									$ 121
Regulatory update effects in Ecuador
Subsequent and relevant events
Increase in crude oil transportation cost per barrel | $ / bbl				30	3
Percentage of increase in cost of crude oil transportation				900.00%
Settlement of crude oil invoices through refinery shares | Refineria de Cartagena S.A.S.
Subsequent and relevant events
Issuance of share for supply of crude oil						$ 800
Strategic regasification agreement
Subsequent and relevant events
Self generation capacity in renewable energies (in mmcfpd) | item											126
Maximum expansion capacity in renewable energies (in mmcfpd) | item										370
Cross-holding unwinding
Subsequent and relevant events
Cash consideration | R$			R$ 1,174,000
Cross-holding unwinding | Interligao Eltrica Garanhuns S.A
Subsequent and relevant events
Proportion of voting rights held in joint venture			49.00%
Percentage of ownership interest held			51.00%
Major borrowings | Credit notes with Banco Santander
Subsequent and relevant events
Short-term financing											$ 200					R$ 751
Number of installments for debt disbursement | installment											6
Borrowings, interest rate																	5.41%
Proceeds from loans and borrowings							$ 38	R$ 143
Financing arrangements | Syndicated term loan facility
Subsequent and relevant events
Short-term financing		$ 1,250
Maturity period		5 years
Number of repayment installments | installment		4
Financing arrangements | Syndicated term loan facility | Banco Bilbao Vizcaya Argentaria, S.A.
Subsequent and relevant events
Short-term financing		$ 350
Financing arrangements | Syndicated term loan facility | Bank of America, N.A.
Subsequent and relevant events
Short-term financing		350
Financing arrangements | Syndicated term loan facility | JPMorgan Chase Bank, N.A.
Subsequent and relevant events
Short-term financing		350
Financing arrangements | Syndicated term loan facility | Bank of China Limited, Panama branch
Subsequent and relevant events
Short-term financing		200
Financing arrangements | MHCP under Resolution No. 0652
Subsequent and relevant events
Repayment of loans and borrowings		1,200
Financing arrangements | MHCP under Resolution No. 0910
Subsequent and relevant events
Short-term financing		500
Repayment of loans and borrowings		$ 50
Acquisition of equity stake in Brava Energia S.A.
Subsequent and relevant events
Number of past trading days	90 days
Acquisition of equity stake in Brava Energia S.A. | Brava Energia S.A.
Subsequent and relevant events
Ownership interest, associate	26.00%
Number of shares acquired | shares	120,813,490
Control threshold ownership percentage	51.00%
Per share price of saleable stock paid or offered to be paid by acquirer | R$ / shares	R$ 23
Ownership percentage of an equity interest rate secured	51.00%
Volume-weighted average price, percentage	27.80%